U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1. Name and address of issuer:

Janus Investment Fund

151 Detroit Street

Denver, CO 80206-4805

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer check the box but do not list series or classes): [ ]

Janus Emerging Markets Fund

Janus Fund

Janus Henderson Asia Equity Fund (formerly named Janus Asia Equity Fund)

Janus Henderson Balanced Fund (formerly named Janus Balanced Fund)

Janus Henderson Contrarian Fund (formerly named Janus Contrarian Fund)

Janus Henderson Enterprise Fund (formerly named Janus Enterprise Fund)

Janus Henderson Forty Fund (formerly named Janus Forty Fund)

Janus Henderson Global Life Sciences Fund (formerly named Janus Global Life Sciences Fund)

Janus Henderson Global Real Estate Fund (formerly named Janus Global Real Estate Fund)

Janus Henderson Global Research Fund (formerly named Janus Global Research Fund)

Janus Henderson Global Select Fund (formerly named Janus Global Select Fund)

Janus Henderson Global Technology Fund (formerly named Janus Global Technology Fund)

Janus Henderson Global Value Fund (formerly named Perkins Global Value Fund)

Janus Henderson Growth and Income Fund (formerly named Janus Growth and Income Fund)

Janus Henderson International Value Fund (formerly named Perkins International Value Fund)

Janus Henderson Overseas Fund (formerly named Janus Overseas Fund)

Janus Henderson Research Fund (formerly named Janus Research Fund)

Janus Henderson Triton Fund (formerly named Janus Triton Fund)

Janus Henderson Venture Fund (formerly named Janus Venture Fund)

Janus Henderson Emerging Markets Fund (formerly named Henderson Emerging Markets Fund)

Janus Henderson European Focus Fund (formerly named Henderson European Focus Fund)

Janus Henderson International Opportunities Fund (formerly named Henderson International Opportunities Fund)

Janus Henderson International Small Cap Fund (formerly named Henderson International Small Cap Fund)

Janus Henderson Global Equity Income Fund (formerly named Henderson Global Equity Income Fund)

Janus Henderson U.S. Growth Opportunities Fund (formerly named Henderson U.S. Growth Opportunities Fund)

Janus Twenty Fund

3. Investment Company Act File Number: 811-01879

Securities Act File Number: 002-34393

4(a). Last day of fiscal year for which this Form is filed:

September 30, 2017

4(b). [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ]Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$35,362,366,425

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$17,549,826,112

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$41,449,884,534

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$(58,999,710,646)

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(23,637,344,221)

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x $0.0001245

(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):	=$0

6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery

[ ] Wire Transfer

[ ] Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)

Name: /s/Allen Welch

Title: Assistant Treasurer of the Registrant

Date: December 21, 2017